Segments (Asset Reconciliation) (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Asset Reconciling Item
Assets	$ 126,223	$ 119,213	$ 116,433
Deferred tax assets	9,577	11,703
Plant, other property and equipment	13,821	13,996
Pension assets	5,551	945
Total reportable segments
Segment Reporting, Asset Reconciling Item
Assets	101,558	97,310	91,557
Elimination of internal transactions
Segment Reporting, Asset Reconciling Item
Assets	(4,740)	(4,943)	(5,407)
Unallocated amounts
Segment Reporting, Asset Reconciling Item
Cash and marketable securities	9,697	9,779	10,575
Notes and accounts receivable	2,741	3,769	3,526
Deferred tax assets	4,532	5,194	4,865
Plant, other property and equipment	2,505	2,555	2,918
Pension assets	5,551	945	2,837
Other	$ 4,378	$ 4,604	$ 5,562